Staff - Schedule of Staff (Details) - Employees	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of employees			119
Germany [Member]
Statement Line Items [Line Items]
Number of employees	89	75	69
USA [Member]
Statement Line Items [Line Items]
Number of employees	80	56
Spain [Member]
Statement Line Items [Line Items]
Number of employees	8	7	6
United Kingdom [Member]
Statement Line Items [Line Items]
Number of employees	3	3	3
Production [Member]
Statement Line Items [Line Items]
Number of employees	16	13
Research & Development [Member]
Statement Line Items [Line Items]
Number of employees	5	4
Clinical and Regulatory Tasks [Member]
Statement Line Items [Line Items]
Number of employees	16	12
Marketing and Sales [Member]
Statement Line Items [Line Items]
Number of employees	73	70
Quality Management [Member]
Statement Line Items [Line Items]
Number of employees	9	7
Management, Business Development, Finance, HR and Administration [Member]
Statement Line Items [Line Items]
Number of employees	58	35
Total Employees (Average) [Member]
Statement Line Items [Line Items]
Number of employees	180	141
Full Time [Member]
Statement Line Items [Line Items]
Number of employees	154	122
With Academic Degree [Member]
Statement Line Items [Line Items]
Number of employees	30	29